7. LOANS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Gross loans	$ 379,370	$ 253,268
Less: Provision for credit losses	(5,094)	(2,609)
Less: Deferred loan origination fees	(2,975)	0
Loans, net	371,301	250,659
Total Current
Gross loans	343,152	250,319
Less: Provision for credit losses	(978)	(2,468)
Less: Deferred loan origination fees	(2,975)	0
Loans, net	339,199	247,851
31-90 days past due
Gross loans	7,963	1,710
Less: Provision for credit losses	(675)	(26)
Less: Deferred loan origination fees	0	0
Loans, net	7,288	1,684
> 90 days past due
Gross loans	28,255	1,239
Less: Provision for credit losses	(3,441)	(115)
Less: Deferred loan origination fees	0	0
Loans, net	$ 24,814	$ 1,124